Trade receivables (Schedule of Trade Receivables Days Past Due) (Details) - Trade receivables [member] - ILS (₪) ₪ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial Assets	₪ 120,700	₪ 124,482
Not past due [member]
Disclosure of financial assets [line items]
Financial Assets	112,882	91,789
Less than 30 [member]
Disclosure of financial assets [line items]
Financial Assets	6,374	20,427
31-60 [member]
Disclosure of financial assets [line items]
Financial Assets	79	6,371
61-90 [member]
Disclosure of financial assets [line items]
Financial Assets	130	1,182
Greater than 90 [member]
Disclosure of financial assets [line items]
Financial Assets	₪ 1,235	₪ 4,713